Organization and Nature of Operations (Details) - USD ($)							12 Months Ended
		Dec. 13, 2024	Nov. 18, 2024	Nov. 07, 2024	Oct. 22, 2024	Oct. 17, 2024	Jun. 30, 2026	Sep. 28, 2026	Jun. 30, 2025	Sep. 13, 2019	May 11, 2017
Organization and Nature of Operations [Line Items]
Shares authorized for issuance	[1]						5,000,000,000		5,000,000,000
Ordinary shares, par value	[1]
Acquired shares		4,800,000
BUUU Group Ltd [Member]
Organization and Nature of Operations [Line Items]
Shares authorized for issuance						5,000,000,000
Issuance of shares						500,000
Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares, par value
Issuance of shares	[2]						16,750,000
Max Holding Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership interest percentage				25.00%
Glitter Win International Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership interest percentage				4.80%
Tight Core Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership interest percentage				4.80%
Storm Citadel Global Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership interest percentage				1.00%
Virtuous Accolade Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership interest percentage				4.00%
Forecast [Member] | Maximum [Member]
Organization and Nature of Operations [Line Items]
Shares authorized for issuance								5,000,000,000
Forecast [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Shares authorized for issuance								500,000,000
BU Creation Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage											100.00%
BU Workshop Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage										75.00%
BUBI Services Limited [Member] | Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares, par value
Issuance of shares						1
BUUU Group Limited [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares, par value
Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Unissued ordinary shares						2,499,999,990
Class A Ordinary Shares [Member] | Glitter Win International Limited [Member]
Organization and Nature of Operations [Line Items]
Ownership interest percentage		4.80%
Class A Ordinary Shares [Member] | Virtuous Accolade Limited [Member]
Organization and Nature of Operations [Line Items]
Issuance of shares				39,600,000
Class A Ordinary Shares [Member] | BU Creation Limited [Member] | Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Shares authorized for issuance							2,500,000,000
Ordinary shares, par value
Class A Ordinary Shares [Member] | BUBI Services Limited [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares, par value
Issuance of shares					60,399,990	1
Total consideration					$ 1
Class B Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Unissued ordinary shares						2,500,000,000
Class B Ordinary Shares [Member] | BU Creation Limited [Member] | Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Shares authorized for issuance							2,500,000,000
Ordinary shares, par value
Class B Ordinary Shares [Member] | BUBI Services Limited [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares, par value
Issuance of shares			50,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).
[2]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).